FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	COMMUNICATIONS — 11.5%
3,802	Alphabet, Inc. - Class A1	$924,266
3,098	Alphabet, Inc. - Class C1	754,518
5,898	AT&T, Inc.[1]	166,560
42	Booking Holdings, Inc.	226,769
2,485	Comcast Corp. - Class A1	78,079
1,419	Meta Platforms, Inc. - Class A	1,042,085
278	Netflix, Inc.*,1	333,300
2,203	Uber Technologies, Inc.*,1	215,828
3,461	Verizon Communications, Inc.[1]	152,111
1,179	Walt Disney Co.[1]	134,995
		4,028,511
	CONSUMER DISCRETIONARY — 9.5%
6,454	Amazon.com, Inc.*,1	1,417,105
685	Home Depot, Inc.[1]	277,555
391	Lowe's Cos., Inc.[1]	98,262
905	McDonald's Corp.[1]	275,021
2,959	NIKE, Inc. - Class B1	206,331
1,431	Starbucks Corp.[1]	121,063
1,899	Tesla, Inc.*,1	844,523
778	TJX Cos., Inc.[1]	112,452
		3,352,312
	CONSUMER STAPLES — 5.1%
1,515	Altria Group, Inc.[1]	100,081
3,464	Coca-Cola Co.[1]	229,733
664	Colgate-Palmolive Co.[1]	53,080
310	Costco Wholesale Corp.[1]	286,945
1,195	Mondelez International, Inc. - Class A1	74,652
1,226	PepsiCo, Inc.[1]	172,179
1,389	Philip Morris International, Inc.[1]	225,296
1,916	Procter & Gamble Co.[1]	294,393
322	Target Corp.[1]	28,883
3,031	Walmart, Inc.[1]	312,375
		1,777,617
	ENERGY — 2.9%
1,923	Chevron Corp.[1]	298,623
1,489	ConocoPhillips[1]	140,844
5,060	Exxon Mobil Corp.[1]	570,515
		1,009,982
	FINANCIALS — 13.3%
501	American Express Co.[1]	166,412

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,956	Bank of America Corp.[1]	$255,680
1,650	Berkshire Hathaway, Inc. - Class B*,1	829,521
131	BlackRock, Inc.[1]	152,729
1,346	Charles Schwab Corp.[1]	128,503
1,588	Chubb Ltd.[1,2]	448,213
1,404	Citigroup, Inc.[1]	142,506
283	Goldman Sachs Group, Inc.[1]	225,367
2,090	JPMorgan Chase & Co.[1]	659,249
739	Mastercard, Inc. - Class A1	420,351
2,463	MetLife, Inc.[1]	202,877
1,117	Morgan Stanley[1]	177,558
903	PayPal Holdings, Inc.*,1	60,555
1,158	U.S. Bancorp[1]	55,966
1,556	Visa, Inc. - Class A1	531,187
2,472	Wells Fargo & Co.[1]	207,203
		4,663,877
	HEALTH CARE — 8.8%
2,089	Abbott Laboratories[1]	279,801
1,336	AbbVie, Inc.[1]	309,338
407	Amgen, Inc.[1]	114,855
1,533	Bristol-Myers Squibb Co.[1]	69,138
1,516	CVS Health Corp.[1]	114,291
486	Danaher Corp.[1]	96,354
279	Elevance Health, Inc.[1]	90,151
596	Eli Lilly & Co.[1]	454,748
942	Gilead Sciences, Inc.[1]	104,562
429	Intuitive Surgical, Inc.*,1	191,862
1,821	Johnson & Johnson[1]	337,650
1,544	Medtronic PLC[1,2]	147,051
1,913	Merck & Co., Inc.[1]	160,558
4,286	Pfizer, Inc.[1]	109,207
289	Thermo Fisher Scientific, Inc.[1]	140,171
1,108	UnitedHealth Group, Inc.[1]	382,592
		3,102,329
	INDUSTRIALS — 8.1%
744	3M Co.[1]	115,454
1,023	Boeing Co.*,1	220,794
660	Caterpillar, Inc.[1]	314,919
348	Deere & Co.	159,127
541	Eaton Corp. PLC[2]	202,469
780	Emerson Electric Co.[1]	102,320

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
235	FedEx Corp.[1]	$55,415
1,480	General Electric Co. DBA GE Aerospace[1]	445,214
889	Honeywell International, Inc.[1]	187,135
288	Lockheed Martin Corp.[1]	143,772
1,821	RTX Corp.[1]	304,708
635	Union Pacific Corp.[1]	150,095
765	United Parcel Service, Inc. - Class B1	63,900
1,778	Waste Management, Inc.[1]	392,636
		2,857,958
	MATERIALS — 1.9%
1,418	Linde PLC[1,2]	673,550

	REAL ESTATE — 1.6%
2,877	American Tower Corp., REIT[1]	553,305

	TECHNOLOGY — 35.1%
579	Accenture PLC[2]	142,781
408	Adobe, Inc.*,1	143,922
1,388	Advanced Micro Devices, Inc.*,1	224,565
9,306	Apple, Inc.[1]	2,369,587
705	Applied Materials, Inc.[1]	144,342
3,994	Broadcom, Inc.[1]	1,317,661
10,023	Cisco Systems, Inc.[1]	685,774
3,689	Intel Corp.[1]	123,766
856	International Business Machines Corp.[1]	241,529
259	Intuit, Inc.[1]	176,874
4,578	Microsoft Corp.[1]	2,371,175
15,102	NVIDIA Corp.	2,817,731
1,489	Oracle Corp.[1]	418,766
1,900	Palantir Technologies, Inc. - Class A*,1	346,598
950	QUALCOMM, Inc.[1]	158,042
286	S&P Global, Inc.[1]	139,199
886	Salesforce, Inc.[1]	209,982
191	ServiceNow, Inc.*,1	175,773
780	Texas Instruments, Inc.[1]	143,309
		12,351,376
	UTILITIES — 2.2%
1,717	Duke Energy Corp.[1]	212,479
4,569	NextEra Energy, Inc.[1]	344,914
2,434	Southern Co.[1]	230,670
		788,063

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
	TOTAL COMMON STOCKS (Cost $32,960,670)	$35,158,880

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 15.7%
	CALL OPTIONS — 7.7%
	S&P 500 Index
25	Exercise Price: $6,500.01, Notional Amount: $16,250,025, Expiration Date: January 28, 2028*	2,710,021
	TOTAL CALL OPTIONS (Cost $2,128,294)	2,710,021

	PUT OPTIONS — 8.0%
	iShares Core S&P 500 Index ETF
2	Exercise Price: $610.12, Notional Amount: $122,024, Expiration Date: January 28, 2028*	7,334
	S&P 500 Index
25	Exercise Price: $5,500.01, Notional Amount: $13,750,025, Expiration Date: January 28, 2028*	630,654
59	Exercise Price: $6,101.24, Notional Amount: $35,997,316, Expiration Date: January 28, 2028*	2,161,000
	TOTAL PUT OPTIONS (Cost $3,472,026)	2,798,988
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $5,600,320)	5,509,009

Number of Shares
	SHORT-TERM INVESTMENTS — 1.4%
512,758	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	512,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $512,758)	512,758
	TOTAL INVESTMENTS — 117.1% (Cost $39,073,748)	41,180,647
	Liabilities in Excess of Other Assets — (17.1)%	(6,007,151)
	TOTAL NET ASSETS — 100.0%	$35,173,496

Number of Contracts
WRITTEN OPTIONS CONTRACTS — (16.4)%
CALL OPTIONS — (13.1)%
3M Co.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	$(760)
	Abbott Laboratories
(5)	Exercise Price: $134.00, Notional Amount: $(67,000), Expiration Date: October 3, 2025*	(535)
	AbbVie, Inc.
(3)	Exercise Price: $220.00, Notional Amount: $(66,000), Expiration Date: October 3, 2025*	(3,600)
	Accenture PLC
(1)	Exercise Price: $240.00, Notional Amount: $(24,000), Expiration Date: October 3, 2025*	(765)
	Adobe, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(198)
	Advanced Micro Devices, Inc.
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	(1,185)
	Alphabet, Inc. - Class A
(9)	Exercise Price: $247.50, Notional Amount: $(222,750), Expiration Date: October 3, 2025*	(1,210)
	Alphabet, Inc. - Class C
(7)	Exercise Price: $247.50, Notional Amount: $(173,250), Expiration Date: October 3, 2025*	(1,018)
	Altria Group, Inc.
(4)	Exercise Price: $66.00, Notional Amount: $(26,400), Expiration Date: October 3, 2025*	(216)
	Amazon.com, Inc.
(15)	Exercise Price: $220.00, Notional Amount: $(330,000), Expiration Date: October 3, 2025*	(3,630)
	American Express Co.
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: October 3, 2025*	(63)
	Amgen, Inc.
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: October 3, 2025*	(1,052)
	Apple, Inc.
(22)	Exercise Price: $255.00, Notional Amount: $(561,000), Expiration Date: October 3, 2025*	(4,510)
	Applied Materials, Inc.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(589)
	AT&T, Inc.
(14)	Exercise Price: $28.50, Notional Amount: $(39,900), Expiration Date: October 3, 2025*	(154)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(12)	Exercise Price: $52.00, Notional Amount: $(62,400), Expiration Date: October 3, 2025*	$(372)
	Berkshire Hathaway, Inc. - Class B
(4)	Exercise Price: $500.00, Notional Amount: $(200,000), Expiration Date: October 3, 2025*	(1,770)
	Boeing Co.
(2)	Exercise Price: $222.50, Notional Amount: $(44,500), Expiration Date: October 3, 2025*	(140)
	Bristol-Myers Squibb Co.
(4)	Exercise Price: $44.00, Notional Amount: $(17,600), Expiration Date: October 3, 2025*	(534)
	Broadcom, Inc.
(9)	Exercise Price: $335.00, Notional Amount: $(301,500), Expiration Date: October 3, 2025*	(2,695)
	Caterpillar, Inc.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: October 3, 2025*	(2,650)
	Charles Schwab Corp.
(3)	Exercise Price: $96.00, Notional Amount: $(28,800), Expiration Date: October 3, 2025*	(243)
	Chevron Corp.
(5)	Exercise Price: $160.00, Notional Amount: $(80,000), Expiration Date: October 3, 2025*	(83)
	Cisco Systems, Inc.
(24)	Exercise Price: $68.00, Notional Amount: $(163,200), Expiration Date: October 3, 2025*	(1,884)
	Citigroup, Inc.
(3)	Exercise Price: $104.00, Notional Amount: $(31,200), Expiration Date: October 3, 2025*	(96)
	Coca-Cola Co.
(8)	Exercise Price: $66.00, Notional Amount: $(52,800), Expiration Date: October 3, 2025*	(504)
	Colgate-Palmolive Co.
(2)	Exercise Price: $79.00, Notional Amount: $(15,800), Expiration Date: October 3, 2025*	(260)
	Comcast Corp. - Class A
(6)	Exercise Price: $31.50, Notional Amount: $(18,900), Expiration Date: October 3, 2025*	(102)
	ConocoPhillips
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: October 3, 2025*	(68)
	Costco Wholesale Corp.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(1)	Exercise Price: $920.00, Notional Amount: $(92,000), Expiration Date: October 3, 2025*	$(1,085)
	CVS Health Corp.
(4)	Exercise Price: $76.00, Notional Amount: $(30,400), Expiration Date: October 3, 2025*	(530)
	Danaher Corp.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(1,345)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(150)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	(1,085)
	Eli Lilly & Co.
(1)	Exercise Price: $725.00, Notional Amount: $(72,500), Expiration Date: October 3, 2025*	(3,947)
	Emerson Electric Co.
(2)	Exercise Price: $129.00, Notional Amount: $(25,800), Expiration Date: October 3, 2025*	(555)
	Exxon Mobil Corp.
(12)	Exercise Price: $117.00, Notional Amount: $(140,400), Expiration Date: October 3, 2025*	(138)
	FedEx Corp.
(1)	Exercise Price: $237.50, Notional Amount: $(23,750), Expiration Date: October 3, 2025*	(187)
	General Electric Co. DBA GE Aerospace
(3)	Exercise Price: $295.00, Notional Amount: $(88,500), Expiration Date: October 3, 2025*	(2,130)
	Gilead Sciences, Inc.
(2)	Exercise Price: $112.00, Notional Amount: $(22,400), Expiration Date: October 3, 2025*	(182)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $802.50, Notional Amount: $(80,250), Expiration Date: October 3, 2025*	(615)
	Home Depot, Inc.
(2)	Exercise Price: $410.00, Notional Amount: $(82,000), Expiration Date: October 3, 2025*	(272)
	Honeywell International, Inc.
(2)	Exercise Price: $207.50, Notional Amount: $(41,500), Expiration Date: October 3, 2025*	(790)
	Intel Corp.
(9)	Exercise Price: $35.50, Notional Amount: $(31,950), Expiration Date: October 3, 2025*	(293)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $287.50, Notional Amount: $(57,500), Expiration Date: October 3, 2025*	$(331)
	Intuit, Inc.
(1)	Exercise Price: $700.00, Notional Amount: $(70,000), Expiration Date: October 3, 2025*	(170)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $440.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(985)
	Johnson & Johnson
(4)	Exercise Price: $180.00, Notional Amount: $(72,000), Expiration Date: October 3, 2025*	(2,280)
	JPMorgan Chase & Co.
(5)	Exercise Price: $317.50, Notional Amount: $(158,750), Expiration Date: October 3, 2025*	(895)
	Lockheed Martin Corp.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(1,115)
	Lowe's Cos., Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: October 3, 2025*	(24)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,480)
	McDonald's Corp.
(2)	Exercise Price: $305.00, Notional Amount: $(61,000), Expiration Date: October 3, 2025*	(318)
	Medtronic PLC
(4)	Exercise Price: $95.00, Notional Amount: $(38,000), Expiration Date: October 3, 2025*	(366)
	Merck & Co., Inc.
(5)	Exercise Price: $78.00, Notional Amount: $(39,000), Expiration Date: October 3, 2025*	(3,012)
	Meta Platforms, Inc. - Class A
(3)	Exercise Price: $740.00, Notional Amount: $(222,000), Expiration Date: October 3, 2025*	(1,785)
	Microsoft Corp.
(11)	Exercise Price: $512.50, Notional Amount: $(563,750), Expiration Date: October 3, 2025*	(8,497)
	Mondelez International, Inc. - Class A
(3)	Exercise Price: $64.00, Notional Amount: $(19,200), Expiration Date: October 3, 2025*	(38)
	Morgan Stanley

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	$(374)
	Netflix, Inc.
(1)	Exercise Price: $1,210.00, Notional Amount: $(121,000), Expiration Date: October 3, 2025*	(840)
	NextEra Energy, Inc.
(11)	Exercise Price: $76.00, Notional Amount: $(83,600), Expiration Date: October 3, 2025*	(611)
	NIKE, Inc. - Class B
(7)	Exercise Price: $69.00, Notional Amount: $(48,300), Expiration Date: October 3, 2025*	(2,467)
	NVIDIA Corp.
(36)	Exercise Price: $177.50, Notional Amount: $(639,000), Expiration Date: October 3, 2025*	(34,830)
	Oracle Corp.
(4)	Exercise Price: $282.50, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,820)
	Palantir Technologies, Inc. - Class A
(4)	Exercise Price: $177.50, Notional Amount: $(71,000), Expiration Date: October 3, 2025*	(2,690)
	PayPal Holdings, Inc.
(2)	Exercise Price: $68.00, Notional Amount: $(13,600), Expiration Date: October 3, 2025*	(112)
	PepsiCo, Inc.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: October 3, 2025*	(441)
	Pfizer, Inc.
(10)	Exercise Price: $23.50, Notional Amount: $(23,500), Expiration Date: October 3, 2025*	(2,005)
	Philip Morris International, Inc.
(3)	Exercise Price: $165.00, Notional Amount: $(49,500), Expiration Date: October 3, 2025*	(120)
	Procter & Gamble Co.
(5)	Exercise Price: $152.50, Notional Amount: $(76,250), Expiration Date: October 3, 2025*	(942)
	QUALCOMM, Inc.
(2)	Exercise Price: $170.00, Notional Amount: $(34,000), Expiration Date: October 3, 2025*	(128)
	RTX Corp.
(4)	Exercise Price: $162.50, Notional Amount: $(65,000), Expiration Date: October 3, 2025*	(2,400)
	S&P 500 Index
(25)	Exercise Price: $5,500.01, Notional Amount: $(13,750,025), Expiration Date: January 28, 2028*	(4,477,816)

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	$(170)
	Salesforce, Inc.
(2)	Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(163)
	Southern Co.
(6)	Exercise Price: $94.00, Notional Amount: $(56,400), Expiration Date: October 3, 2025*	(675)
	Starbucks Corp.
(3)	Exercise Price: $83.00, Notional Amount: $(24,900), Expiration Date: October 3, 2025*	(631)
	Target Corp.
(1)	Exercise Price: $88.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	(232)
	Tesla, Inc.
(4)	Exercise Price: $437.50, Notional Amount: $(175,000), Expiration Date: October 3, 2025*	(5,940)
	Texas Instruments, Inc.
(2)	Exercise Price: $185.00, Notional Amount: $(37,000), Expiration Date: October 3, 2025*	(336)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(2,100)
	TJX Cos., Inc.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: October 3, 2025*	(415)
	U.S. Bancorp
(3)	Exercise Price: $49.50, Notional Amount: $(14,850), Expiration Date: October 3, 2025*	(26)
	Uber Technologies, Inc.
(5)	Exercise Price: $98.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(692)
	Union Pacific Corp.
(1)	Exercise Price: $235.00, Notional Amount: $(23,500), Expiration Date: October 3, 2025*	(225)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $84.00, Notional Amount: $(16,800), Expiration Date: October 3, 2025*	(134)
	UnitedHealth Group, Inc.
(3)	Exercise Price: $345.00, Notional Amount: $(103,500), Expiration Date: October 3, 2025*	(1,552)
	Verizon Communications, Inc.

FT Vest Hedged Equity Income Fund: Series A4

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
(8)	Exercise Price: $43.50, Notional Amount: $(34,800), Expiration Date: October 3, 2025*	$(448)
	Visa, Inc. - Class A
(4)	Exercise Price: $337.50, Notional Amount: $(135,000), Expiration Date: October 3, 2025*	(2,160)
	Walmart, Inc.
(7)	Exercise Price: $103.00, Notional Amount: $(72,100), Expiration Date: October 3, 2025*	(637)
	Walt Disney Co.
(3)	Exercise Price: $113.00, Notional Amount: $(33,900), Expiration Date: October 3, 2025*	(626)
	Wells Fargo & Co.
(6)	Exercise Price: $85.00, Notional Amount: $(51,000), Expiration Date: October 3, 2025*	(243)
	TOTAL CALL OPTIONS (Proceeds $3,775,537)	(4,610,487)

	PUT OPTIONS — (3.3)%
	S&P 500 Index
(25)	Exercise Price: $6,500.01, Notional Amount: $(16,250,025), Expiration Date: January 28, 2028*	(1,156,675)
	TOTAL PUT OPTIONS (Proceeds $1,422,956)	(1,156,675)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $5,198,493)	$(5,767,162)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $4,386,622, which represents 12.47% of the total net assets of the Fund.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$1,165,851	3.3%
Switzerland	448,213	1.3%
United States	39,566,583	112.5%
Total Investments	41,180,647	117.1%
Liabilities in Excess of Other Assets	(6,007,151)	(17.1)%
Total Net Assets	$35,173,496	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.5%
Consumer Discretionary	9.5%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.3%
Health Care	8.8%
Industrials	8.1%
Materials	1.9%
Real Estate	1.6%
Technology	35.1%
Utilities	2.2%
Total Common Stocks	100.0%
Purchased Options Contracts	15.7%
Short-Term Investments	1.4%
Total Investments	117.1%
Liabilities in Excess of Other Assets	(17.1)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

FT Vest Hedged Equity Income Fund: Series A4

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$35,158,880	$-	$-	$35,158,880
Short-Term Investments	512,758	-	-	512,758
Total Investments	35,671,638	-	-	35,671,638
Purchased Options Contracts		5,509,009	-	5,509,009
Total Investments and Options	$35,671,638	$5,509,009	$-	$41,180,647

Liabilities
Written Options Contracts	$132,671	$5,634,491	$-	$5,767,162
Total Options	$132,671	$5,634,491	$-	$5,767,162

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.